Income Taxes (Details) - Schedule of Federal Statutory Income Tax Rate and the Effective Income Tax	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Federal Statutory Income Tax Rate and the Effective Income Tax [Abstract]
Federal statutory income tax expense (benefit) rate	(21.00%)	(21.00%)	(21.00%)	(21.00%)
State statutory income tax (benefit) rate, net of effect of state income tax deductible to federal income tax	(6.98%)	(6.98%)	(6.98%)	(6.98%)
Change in valuation allowance	27.61%	29.72%	27.74%	29.37%
Effective income tax rate	(0.37%)	1.74%	(0.24%)	1.39%